[LOGO] FIRST INVESTORS

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INVESTMENT GRADE
FUND
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The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
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THE DATE OF THIS
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                               P R O S P E C T U S
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                                                           IS DECEMBER 31, 2002

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CONTENTS
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OVERVIEW OF THE FUND

What is the Investment Grade Fund?.........................................  3
     Objective.............................................................  3
     Principal Investment Strategies.......................................  3
     Principal Risks.......................................................  3
Who should consider buying the Investment Grade Fund?......................  4
How has the Investment Grade Fund performed?...............................  5
What are the fees and expenses of the Investment Grade Fund?...............  7

THE FUND IN DETAIL

What are the Investment Grade Fund's objective, principal
investment strategies and principal risks?.................................  9
Who manages the Investment Grade Fund?..................................... 10

BUYING AND SELLING SHARES

How and when does the Fund price its shares?............................... 11
How do I buy shares?....................................................... 11
Which class of shares is best for me?...................................... 12
How do I sell shares?...................................................... 13
Can I exchange my shares for the shares of other First Investors Funds?.... 14

ACCOUNT POLICIES

What about dividends and capital gain distributions?....................... 15
What about taxes?.......................................................... 15
How do I obtain a complete explanation of all account privileges and policies?.................................................................. 16

FINANCIAL HIGHLIGHTS ...................................................... 17

                                       2
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OVERVIEW OF THE FUND
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WHAT IS THE INVESTMENT GRADE FUND?

Objective:

The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Principal Investment Strategies:

The Fund primarily invests in investment grade corporate bonds ("investment grade bonds"). Investment grade bonds offer higher yields than Treasury securities of comparable maturities to compensate investors for the risk of default. While the Fund primarily invests in investment grade bonds, it may also invest to a limited extent in bonds rated below investment grade (commonly called "high yield bonds" or "junk" bonds). The Fund's investments will generally be in bonds of U.S. companies, but may include bonds of foreign companies. The Fund selects bonds primarily on the basis of its own research and investment analysis. The Fund also takes economic and interest rate outlooks into consideration when selecting investments.

Principal Risks:

There are two principal risks of investing in the Fund: credit risk and interest rate risk. The Fund's share price will decline if one or more of its bond holdings is downgraded in rating, or one or more issuers suffers a default, or there is a concern about credit downgrades or defaults in general as a result of a deterioration in the economy as a whole. The Fund's share price will also decline as interest rates rise. Like all bonds, investment grade bonds tend to rise in price when interest rates decline and decline in price when interest rates rise. High yield bonds are subject to greater credit risk but slightly less interest rate risk than investment grade bonds. High yield bonds are also subject to greater market fluctuation. Bonds issued by foreign companies are subject to special risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                       3
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WHO SHOULD CONSIDER BUYING THE INVESTMENT GRADE FUND?

The Investment Grade Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

[ ] Are seeking an investment which offers current income and a moderate degree of credit risk,

[ ] Are willing to accept fluctuations in the value of your investment and the income it produces as a result of changes in interest rates, credit ratings and the economy, and

[ ]  Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Fund is not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program could result in a loss.

                                       4
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HOW HAS THE INVESTMENT GRADE FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

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                             INVESTMENT GRADE FUND

               The bar chart contains the following plot points:


1992    1993    1994    1995   1996   1997   1998    1999    2000     2001
7.83%  11.82%  -4.62%  19.40%  2.39%  9.14%  8.63%  -2.89%   8.77%   7.51%

During the periods shown, the highest quarterly return was 6.71% (for the quarter ended June 30, 1995) and the lowest quarterly return was -4.01% (for the quarter ended March 31, 1994). The Fund's year-to-date return as of September 30, 2002 was 6.50%.
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                                       5
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The following table shows the average annual total returns for the Fund's Class
A and Class B shares, assuming reinvestment of dividends and distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2001)

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                                                 CLASS A SHARES  CLASS B SHARES
                             1 YEAR    5 YEARS    (10 YEARS)    (LIFE OF CLASS*)
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CLASS A SHARES
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Return Before Taxes           1.33%     4.87%        5.96%           N/A
Return After Taxes on
Distributions                -1.13%     2.32%        3.32%           N/A
Return After Taxes on
Distributions and Sale of
Fund Shares                  -0.16%     2.59%        3.45%           N/A
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CLASS B SHARES
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Return Before Taxes           2.84%     5.07%         N/A             6.59%
INDEX
Lehman Brothers Credit
Index (reflects no
deduction for fees,
expenses or taxes)            10.31%    7.14%        7.64%            8.61%
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*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE LEHMAN
BROTHERS CREDIT INDEX IS FOR THE PERIOD 1/12/95 TO 12/31/01.
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                                       6
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WHAT ARE THE FEES AND EXPENSES OF THE INVESTMENT GRADE FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

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SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)         CLASS A SHARES  CLASS B SHARES
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Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)          5.75%           None
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Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                             None*           4.00%**
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*A CDSC of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
**4.00% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after eight years.

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
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
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
                                                    TOTAL        FEE
                                                   ANNUAL       WAIVER
                          DISTRIBUTION              FUND        AND/OR
                          AND SERVICE    OTHER    OPERATING    EXPENSE
             MANAGEMENT    (12B-1)     EXPENSES    EXPENSES   ASSUMPTION     NET
              FEES(1)        FEES      (2),(3)     (2),(3)         (1)      EXPENSES(3)
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
CLASS A        0.75%         0.25%      0.33%      1.33%        0.23%        1.10%
  SHARES
CLASS B        0.75%         1.00%      0.33%      2.08%        0.23%        1.85%
  SHARES
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

(1) For the fiscal year ended September 30, 2002, the Adviser waived Management Fees in excess of 0.60% for the Fund. The Adviser has contractually agreed with the Fund's Board of Directors/Trustees ("Board") to waive Management Fees in excess of 0.60% for fiscal year ending September 30, 2003. The Board may change or eliminate this waiver at any time.

(2) For the fiscal year ended September 30, 2002, the Adviser assumed for each class of shares of the Fund Other Expenses that were in excess of 0.25%. The Adviser has contractually agreed with the Fund's Board to assume Other Expenses in excess of 0.25% for the fiscal year ending September 30, 2003. The Board may change or eliminate this waiver at any time.

(3) The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Other Expenses, Total Annual Fund Operating Expenses or Net Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived and/or expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:

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                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
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If you redeem your shares:
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Class A shares        $681             $951           $1,241           $2,065
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Class B shares        $588             $930           $1,298           $2,200*
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If you do not redeem your shares:
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Class A shares        $681             $951           $1,241           $2,065
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Class B shares        $188             $630           $1,098           $2,200*
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*Assumes conversion to Class A shares eight years after purchase.

THE FUND IN DETAIL

WHAT ARE THE INVESTMENT GRADE FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Principal Investment Strategies:

The Fund primarily invests in investment grade bonds. Under normal circumstances, the Fund will invest at least 80% of its net assets in investment grade debt instruments, including bonds. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund defines investment grade debt instruments as those that are rated within the four highest ratings categories by Moody's Investors Service Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or that are unrated but determined by the Fund's Adviser to be of quality equivalent to those within the four highest ratings of Moody's or S&P.

Investment grade bonds generally offer higher yields than Treasury securities of comparable maturities to compensate investors for the risk of default. While the Fund primarily invests in investment grade bonds, it may invest up to 10% of its total assets in bonds rated below investment grade (commonly called "high yield bonds" or "junk bonds"). The Fund's investments will generally be in bonds of U.S. companies but may include bonds of foreign companies.

Although the Fund may diversify among the four investment grade ratings, it may emphasize bonds with higher ratings at times when the economy appears to be weakening and bonds with lower ratings when the economy appears to be improving. The Fund adjusts the average weighted maturity of the bonds in its portfolio based on its interest rate outlook. If it believes that interest rates are likely to fall, it will attempt to buy bonds with longer maturities or sell bonds with shorter maturities. By contrast, if it believes interest rates are likely to rise, it will attempt to buy bonds with shorter maturities or sell bonds with longer maturities. The Fund also attempts to stay broadly diversified, but it may emphasize certain industries based on the outlook for interest rates, economic forecasts and market conditions. The Fund may buy or sell Treasury securities instead of investment grade corporate bonds to adjust the Fund's average weighted maturity.

Although the Fund will consider ratings assigned by ratings services in selecting investments, it relies principally on its own research and investment analysis. The Fund considers, among other things, the issuer's earnings and cash flow generating capabilities, asset quality, debt levels and management strength. The Fund will not necessarily sell an investment if its rating is reduced. The Fund usually will sell a bond when it shows deteriorating fundamentals or falls short of the portfolio manager's expectations.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Investment Grade Fund:

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. High yield bonds are subject to greater credit risk than higher

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quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings. Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds, but the lowest rating category of investment grade bonds may have speculative characteristics as well. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payment of principal and interest.

Interest Rate Risk:

The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities and durations generally offer higher yields than bonds with shorter maturities and durations.

Liquidity Risk:

High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at reasonable prices, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

WHO MANAGES THE INVESTMENT GRADE FUND?

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. FIMCO has been an investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of September 30, 2002, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5 billion. FIMCO supervises all aspects of the Fund's operations. For the fiscal year ended September 30, 2002, FIMCO received advisory fees of 0.60% of the Fund's average daily net assets, net of any waiver.

George V. Ganter serves as Portfolio Manager of the Investment Grade Fund. Prior to January 2002, he was Co-Portfolio Manager of the Investment Grade Fund. Mr. Ganter also manages another First Investors Fund. Mr. Ganter joined FIMCO in 1985 as a Senior Investment Analyst.

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BUYING AND SELLING SHARES
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HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate its NAV, the Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The Fund's assets are generally valued on the basis of market quotations, last sale prices or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund. Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000 to open a non-retirement Fund account. Subsequent payments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open any Fund account with small monthly payments. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices prior to the close of our business, which generally occurs at 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interest of the Fund and its shareholders.

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WHICH CLASS OF SHARES IS BEST FOR ME?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares. As described in the Shareholder Manual, sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what Class of shares you want, we will purchase Class A shares for you.

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                                 CLASS A SHARES*

Class A shares of the Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

YOUR INVESTMENT        SALES CHARGE AS A PERCENTAGE         SALES CHARGE AS A
                            OF OFFERING PRICE           PERCENTAGE OF NET AMOUNT
                                  INVESTED
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Less than $100,000                 5.75%                          6.10%
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$100,000-$249,999                  4.50                           4.71
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$250,000-$499,999                  3.50                           3.63
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$500,000-$999,999                  2.50                           2.56
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$1,000,000 or more                    0*                             0*
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*If you invest $1,000,000 or more in Class A shares, you will not pay a front-end sales charge. However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00%.

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                                 CLASS B SHARES*
Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                        CSDC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                               OR NAV AT REDEMPTION

Within the 1st or 2nd year                                4%
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Within the 3rd or 4th year                                3
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In the 5th year                                           2
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In the 6th year                                           1
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Within the 7th year and 8th year                          0
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* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF
DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at 581 Main Street, Woodbridge, N.J. 07095-1198.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order, as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of the purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or your Representative or ADM at 1-800-423-4026.

The Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved and the background of the shareholder or dealer involved. The Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

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ACCOUNT POLICIES
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WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

The Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be declared and distributed on an annual basis, usually at the end of the Fund's fiscal year. The Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If the Fund is unable to obtain a current address for you, it will reinvest your dividends and distributions in additional Fund shares to you in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.

A dividend or distribution paid on a class of shares will be paid in additional shares of the distributing class if it is under $10 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account or other tax-deferred account. Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income. Distributions of net long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, check writing privileges and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables is intended to help you understand the financial performance of the Fund for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
INVESTMENT GRADE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

              NET ASSET       INCOME FROM                                        LESS DISTRIBUTIONS
              VALUE AT        INVESTMENT OPERATIONS                              FROM
              BEGINNING
              OF PERIOD       Net          Net Realized       Total from         Net          Net Realized         Total
                              Investment   and                Investment         Investment   Gain                 Distributions
                              Income       Unrealized         Operations         Income
                              (Loss)       Gain (Loss)
                                           on Investments

--------------------------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------------------------
1997(d)         $9.93          $.62             $.25              $.87            $.61           $.03               $.64
1998(a)         10.16           .46              .36               .82             .45             --                .45
1999(e)         10.53           .57             (.79)             (.22)            .58            .07                .65
2000(e)          9.66           .60             (.14)              .46             .58            .01                .59
2001(e)          9.53           .61              .41              1.02             .63             --                .63
2002(e)**        9.92           .55              .07               .62             .58             --                .58

--------------------------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------------------------
1997(d)         $9.94          $.55             $.26              $.81            $.55           $.03               $.58
1998(a)         10.17           .41              .36               .77             .40             --                .40
1999(e)         10.54           .50             (.79)             (.29)            .51            .07                .58
2000(e)          9.67           .54             (.14)              .40             .52            .01                .53
2001(e)          9.54           .54              .41               .95             .56             --                .56
2002(e)**        9.93           .48              .06               .54             .51             --                .51
--------------------------------------------------------------------------------------------------------------------------------

*       CALCULATED WITHOUT SALES CHARGES.
** PRIOR TO OCTOBER 1, 2001, THE INVESTMENT GRADE FUND DID NOT AMORTIZE PREMIUMS ON DEBT SECURITIES. THE PER SHARE DATA AND RATIOS PRIOR TO OCTOBER 1, 2001 HAVE NOT BE RESTATED. THE CUMULATIVE EFFECT OF THIS ACCOUNTING CHANGE HAD NO IMPACT ON TOTAL NET ASSETS OF THE FUND.
+       ANNUALIZED.
++      NET OF EXPENSES WAIVED OR ASSUMED.
(a)     FOR THE PERIOD JANUARY 1, 1998 TO SEPTEMBER 30, 1998.
(d)     FOR THE FISCAL YEAR ENDED DECEMBER 31.
(e)     FOR THE FISCAL YEAR ENDED SEPTEMBER 30.

---------------------------------------------------------------------------------------------------
              TOTAL       RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL       NET         RATIO TO AVERAGE        RATIO TO AVERAGE         PORTFOLIO
 ASSET        RETURN*     ASSETS AT   NET ASSETS++            NET ASSETS               TURNOVER
 VALUE AT     (%)         END OF                              BEFORE EXPENSES          RATE (%)
 END OF                   PERIOD      Expenses    Net         WAIVED OR ASSUMED
 PERIOD                   (IN         (%)         Investment
                          MILLIONS)               Income      Expenses    Net
                                                  (Loss)(%)   (%)         Investment
                                                                          Income
                                                                          (Loss)(%)

---------------------------------------------------------------------------------------------------
 CLASS A
---------------------------------------------------------------------------------------------------
  $10.16        9.14        $45        1.11        6.18        1.43         5.86         34
   10.53        8.29         50        1.10+       6.02+       1.40+        5.72+        49
    9.66       (2.21)        49        1.10        5.70        1.38         5.42         18
    9.53        5.03         47        1.10        6.36        1.35         6.11         62
    9.92       10.93         65        1.10        6.22        1.28         6.04         21
    9.96        6.48        102        1.10        5.63        1.33         5.40         13
---------------------------------------------------------------------------------------------------
 CLASS B
---------------------------------------------------------------------------------------------------
  $10.17        8.40         $3        1.81        5.48        2.13         5.16         34
   10.54        7.73          5        1.80+       5.32+       2.10+        5.02+        49
    9.67       (2.90)         7        1.80        5.00        2.08         4.72         18
    9.54        4.31          8        1.80        5.66        2.05         5.41         62
    9.93       10.15         13        1.84        5.48        2.02         5.30         21
    9.96        5.61         23        1.85        4.88        2.08         4.65         13
---------------------------------------------------------------------------------------------------

[LOGO] FIRST INVESTORS

INVESTMENT GRADE FUND

For more information about the Fund, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

These Reports include the holdings of the Fund as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

To obtain free copies of Reports, the SAI and the Shareholder Manual or to request other information, contact the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including reports, the Shareholder Manual and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(Investment Company Act File No.: 811-5690)

[LOGO] FIRST INVESTORS




--------------------------------------------------------------------------------
BLUE CHIP FUND
--------------------------------------------------------------------------------




     ----------------------------------------------------------------------
     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
     ----------------------------------------------------------------------


     THE DATE OF THIS

     ----------------------------------------------------------------------
                              P R O S P E C T U S
     ----------------------------------------------------------------------
                                                       IS DECEMBER 31, 2002

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

OVERVIEW OF THE FUND

What is the Blue Chip Fund?................................................  3
     Objective.............................................................  3
     Principal Investment Strategies.......................................  3
     Principal Risks.......................................................  3
Who should consider buying the Blue Chip Fund?.............................  4
How has the Blue Chip Fund performed?......................................  5
What are the fees and expenses of the Blue Chip Fund?......................  7

THE FUND IN DETAIL

What are the Blue Chip Fund's objective, principal
investment strategies and principal risks?.................................  9
Who manages the Blue Chip Fund?............................................ 10

BUYING AND SELLING SHARES

How and when does the Fund price its shares?............................... 11
How do I buy shares?....................................................... 11
Which class of shares is best for me?...................................... 12
How do I sell shares?...................................................... 13
Can I exchange my shares for the shares of other First Investors Funds?.... 14

ACCOUNT POLICIES

What about dividends and capital gain distributions?....................... 15
What about taxes?.......................................................... 15
How do I obtain a complete explanation of all account privileges and policies?.................................................................. 16

FINANCIAL HIGHLIGHTS ...................................................... 17

--------------------------------------------------------------------------------
OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

WHAT IS THE BLUE CHIP FUND?

Objective:

The Fund seeks high total investment return consistent with the preservation of capital.

Principal Investment Strategies:

The Fund primarily invests in the common stocks of large, well-established companies that have market capitalizations of greater than $5 billion. The Fund uses fundamental research to select stocks of companies that it believes have the most attractive growth potential within their respective sectors and industries. The Fund attempts to stay broadly diversified but it may emphasize certain industry sectors based on economic and market conditions. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

Principal Risks:

While Blue Chip stocks are regarded as among the most conservative stocks, like all stocks they fluctuate in price not only because of company-specific developments but also in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment. This is known as market risk. Fluctuations in the prices of Blue Chip stocks at times can be substantial. Because the Fund may emphasize certain industry sectors, the Fund's performance may be adversely affected if those sectors perform poorly.

Investments in foreign companies carry additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE BLUE CHIP FUND?

The Blue Chip Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o    Are seeking growth of capital,

o    Are willing to accept a moderate degree of investment risk, and

o    Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Fund is not a complete investment program. For most investors, a complete program should include not only stock funds but also bond and money market funds. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

HOW HAS THE BLUE CHIP FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------


                                 BLUE CHIP FUND

The bar chart contains the following plot points:

1992   1993   1994    1995    1996     1997     1998     1999     2000    2001
6.56%  7.77% -3.02%  34.01%  20.55%   26.05%   18.10%   24.73%   -6.04%  -19.32%



During the periods shown, the highest quarterly return was 19.96% (for the quarter ended December 31, 1998) and the lowest quarterly return was -18.14% (for the quarter ended September 30, 2001). Blue Chip Fund's year-to-date return as of September 30, 2002 was -29.66%.
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.


AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2001)

--------------------------------------------------------------------------------
                                                    CLASS A        CLASS B
                                                    SHARES          SHARES
                            1 YEAR     5 YEARS    (10 YEARS)   (LIFE OF CLASS*)
CLASS A SHARES
--------------------------------------------------------------------------------
Return Before Taxes         -23.97%     5.81%        9.09%           N/A
Return After Taxes on
  Distributions             -23.99%     4.40%        7.40%           N/A
Return After Taxes on
  Distributions and Sale
  of Fund Shares            -19.19%     4.58%        7.07%           N/A
--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
Return Before Taxes         -23.11%     6.01%         N/A           11.68

INDEX
S&P 500 Index (reflects no
deduction for fees,
expenses or taxes)          -11.89%    10.61%        12.93%         15.04%
--------------------------------------------------------------------------------

*Class B shares commenced operations on 1/12/95. The return shown for the S&P 500 Index is for the period 1/12/95 to 12/31/01.

--------------------------------------------------------------------------------

WHAT ARE THE FEES AND EXPENSES OF THE BLUE CHIP FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees

(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)       5.75%             None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                          None*             4.00%**
--------------------------------------------------------------------------------

*A CDSC of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
**4.00% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after eight years.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                              Total
                                              Annual
                     Distribution              Fund
          Management  and Service    Other   Operating                 Net
            Fees        (12b-1)    Expenses   Expenses  Fee Waiver   Expenses
             (1)          Fees        (2)       (2)        (1)         (2)
--------------------------------------------------------------------------------
Class A     0.85%         0.30%       0.43%     1.58%      0.10%       1.48%
Shares
Class B     0.85%         1.00%       0.43%     2.28%      0.10%       2.18%
Shares
--------------------------------------------------------------------------------

(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2002, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE BLUE CHIP FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2003. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
Class A shares          $717            $1,036          $1,377           $2,337
Class B shares          $621            $1,003          $1,411           $2,432*

If you do not redeem your shares:
Class A shares          $717            $1,036          $1,377           $2,337
Class B shares          $221              $703          $1,211           $2,432*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE BLUE CHIP FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks high total investment return consistent with the preservation of capital.

Principal Investment Strategies:

Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of "Blue Chip" companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund defines "Blue Chip" companies as large, well-established companies that have market capitalizations of greater than $5 billion. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

The Fund uses fundamental research to select stocks of companies which it believes have the most attractive growth potential within their respective sectors and industries. The Fund considers a variety of factors, including the strength of a company's balance sheet, its record of earnings growth and its competitive position. The Fund attempts to stay broadly diversified but it may emphasize certain industry sectors based on economic and market conditions.

The Fund may sell a stock when it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objective. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Blue Chip Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

While Blue Chip stocks have historically been the least risky and most liquid of stocks, like all stocks they fluctuate in value. Moreover, Blue Chip stocks include stocks of technology companies which may fluctuate substantially in price.

While the Fund generally attempts to stay broadly diversified, it may emphasize certain industry sectors based upon economic and market conditions. The Fund's performance could be adversely affected if these industry sectors perform worse than expected.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

WHO MANAGES THE BLUE CHIP FUND?

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of September 30, 2002, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5 billion. FIMCO supervises all aspects of the Fund's operations. For the fiscal year ended September 30, 2002, FIMCO received advisory fees of 0.75% of the Fund's average daily net assets, net of any waiver.

Dennis T. Fitzpatrick serves as Portfolio Manager of the Blue Chip Fund. Prior to October 2000, he was Co-Portfolio Manager of the Blue Chip Fund. Mr. Fitzpatrick is also the Portfolio Manager of the First Investors Life Series Blue Chip Fund. Mr. Fitzpatrick has been a member of FIMCO's investment management team since October 1995.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The Fund's assets are generally valued on the basis of market quotations, last sale prices or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund. Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent payments can be made in any amount. We have lower initial investment requirements for certain types of retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices prior to the close of our business, which generally occurs at 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next Business Day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares. As described in the Shareholder Manual, sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us which Class of shares you want, we will purchase Class A shares for you.

--------------------------------------------------------------------------------
                                  CLASS A SHARES

Class A shares of the Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.
                                                          SALES CHARGE AS A
YOUR INVESTMENT       SALES CHARGE AS A PERCENTAGE    PERCENTAGE OF NET AMOUNT
                          OF OFFERING PRICE                    INVESTED
--------------------------------------------------------------------------------
Less than $100,000               5.75%                           6.10%
--------------------------------------------------------------------------------
$100,000-$249,999                4.50                            4.71
--------------------------------------------------------------------------------
$250,000-$499,999                3.50                            3.63
--------------------------------------------------------------------------------
$500,000-$999,999                2.50                            2.56
--------------------------------------------------------------------------------
$1,000,000 or more                  0*                              0*
--------------------------------------------------------------------------------

*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.



                                        CSDC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                               OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                                 4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                                 3
--------------------------------------------------------------------------------
In the 5th year                                            2
--------------------------------------------------------------------------------
In the 6th year                                            1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                           0
--------------------------------------------------------------------------------

* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC.


The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, N.J. 07095-1198.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order, as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on

60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

The Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved and the background of the shareholder or dealer involved. The Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income, the Fund will declare and pay a dividend from net investment income on a quarterly basis. Any net realized capital gains will be declared and distributed on an annual basis, usually after the end of the Fund's fiscal year. The Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If the Fund is unable to obtain a current address for you, it will reinvest your dividends and distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual.

A dividend or distribution paid on a class of shares will be paid in additional shares of the distributing class if it is under $10 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account or other tax-deferred account. Dividends and distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
BLUE CHIP FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
PER SHARE DATA

            NET ASSET   INCOME FROM                            LESS DISTRIBUTIONS
            VALUE AT    INVESTMENT OPERATIONS                  FROM
            BEGINNING
            OF PERIOD   Net         Net Realized   Total from  Net         Net Realized  Total
                        Investment  and            Investment  Investment  Gain          Distributions
                        Income      Unrealized     Operations  Income
                        (Loss)      Gain (Loss)
                                    on Investments
------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------
1997(h)     $19.47       $.09       $4.98          $5.07       $.08        $1.62         $1.70
1998(a)      22.84        .04        (.39)          (.35)       .03           --           .03
1999(f)      22.46         --        5.46           5.46        .02          .75           .77
2000(f)      27.15       (.09)       5.68           5.59         --         1.65          1.65
2001(f)      31.09         --       (8.64)         (8.64)       .01         3.30          3.31
2002(f)      19.14       (.03)      (4.55)         (4.58)        --           --            --
------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------
1997(h)     $19.37      $(.03)      $4.91          $4.88        $--        $1.62         $1.62
1998(a)      22.63       (.06)       (.42)          (.48)        --           --            --
1999(f)      22.15       (.14)       5.35           5.21         --          .75           .75
2000(f)      26.61       (.25)       5.50           5.25         --         1.65          1.65
2001(f)      30.21       (.16)      (8.33)         (8.49)        --         3.30          3.30
2002(f)      18.42       (.16)      (4.35)         (4.51)        --           --            --
------------------------------------------------------------------------------------------------------

+     ANNUALIZED.
++    NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*     Calculated without sales charges.
(a)   For the period January 1, 1998 to September 30, 1998.
(f)   For the fiscal year ended September 30.
(h)   For the fiscal year ended December 31.


---------------------------------------------------------------------------------------------------
              TOTAL       RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL       NET         RATIO TO AVERAGE         RATIO TO AVERAGE         PORTFOLIO
 ASSET        RETURN*     ASSETS AT   NET ASSETS++             NET ASSETS               TURNOVER
 VALUE AT     (%)         END OF                               BEFORE EXPENSES          RATE (%)
 END OF                   PERIOD      Expenses   Net           WAIVED OR ASSUMED
 PERIOD                   (IN         (%)        Investment
                          MILLIONS)              Income        Expenses    Net
                                                 (Loss)(%)     (%)         Investment
                                                                           Income
                                                                           (Loss)(%)
---------------------------------------------------------------------------------------------------
 CLASS A
---------------------------------------------------------------------------------------------------
  $22.84       26.05      $351          1.39        .40          1.64         .15          63
   22.46       (1.55)      368          1.37+       .23+         1.47+        .13+         71
   27.15       24.88       471          1.32        .01          1.41        (.08)         97
   31.09       21.49       615          1.27       (.31)         1.34        (.38)        125
   19.14      (30.88)      445          1.35       (.02)         1.43        (.10)        117
   14.56      (23.93)      333          1.48       (.17)         1.58        (.27)        144
---------------------------------------------------------------------------------------------------
 CLASS B
---------------------------------------------------------------------------------------------------
  $22.63       25.19       $37          2.09        (.30)        2.34         (.55)        63
   22.15       (2.12)       47          2.07+       (.47)+       2.17+        (.57)+       71
   26.61       24.07        70          2.02        (.69)        2.11         (.78)        97
   30.21       20.60       105          1.97       (1.01)        2.04        (1.08)       125
   18.42      (31.33)       78          2.05        (.72)        2.13         (.80)       117
   13.91      (24.48)       57          2.18        (.87)        2.28         (.97)       144
---------------------------------------------------------------------------------------------------

[LOGO] FIRST INVESTORS

BLUE CHIP FUND


For more information about the Fund, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

These Reports include the holdings of the Fund as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

To obtain free copies of Reports, the SAI and the Shareholder Manual, or to request other information, contact the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including reports, the Shareholder Manual and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.



(INVESTMENT COMPANY ACT FILE NO.: 811-5690)

[LOGO] FIRST INVESTORS


--------------------------------------------------------------------------------
SPECIAL SITUATIONS
FUND
--------------------------------------------------------------------------------




     -----------------------------------------------------------------------
     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
     -----------------------------------------------------------------------


     THE DATE OF THIS

     -----------------------------------------------------------------------
                                 P R O S P E C T U S
     -----------------------------------------------------------------------
                                                        IS DECEMBER 31, 2002

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

OVERVIEW OF THE FUND

What is the Special Situations Fund?.......................................  3
     Objective.............................................................  3
     Principal Investment Strategies.......................................  3
     Principal Risks.......................................................  3
Who should consider buying the Special Situations Fund?....................  4
How has the Special Situations Fund performed?.............................  5
What are the fees and expenses of the Special Situations Fund?.............  7

THE FUND IN DETAIL

What are the Special Situations Fund's objective, principal
investment strategies and principal risks?.................................  9
Who manages the Special Situations Fund?................................... 10

BUYING AND SELLING SHARES

How and when does the Fund price its shares?............................... 11
How do I buy shares?....................................................... 11
Which class of shares is best for me?...................................... 12
How do I sell shares?...................................................... 14
Can I exchange my shares for the shares of other First Investors Funds?.... 15

ACCOUNT POLICIES

What about dividends and capital gain distributions?....................... 16
What about taxes?.......................................................... 16
How do I obtain a complete explanation of all account privileges and policies?.................................................................. 16

FINANCIAL HIGHLIGHTS ...................................................... 17

--------------------------------------------------------------------------------
OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

WHAT IS THE SPECIAL SITUATIONS FUND?

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund seeks to invest in companies that are in the early stages of their development, have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation, or new technology, or are experiencing some other "special situation" that makes their stocks have attractive growth potential ("growth stocks"). Although a significant portion of the Fund's assets will normally be invested in stocks of companies with small market capitalizations, the Fund may invest in stocks of companies with mid or large capitalizations. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

[ ] An investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment

[ ] Small-cap stocks carry more market risk than large-cap stocks, because small-cap companies are often in the early stages of development, dependent on a small number of products or services, lack substantial financial resources and lack predictable earnings. Small-cap stocks also tend to be less liquid and to experience sharper price fluctuations than stocks of companies with large capitalizations. These fluctuations can be substantial.

[ ] Growth stocks are typically more volatile than the general stock market. If expectations concerning their growth prospects are not realized, the prices of these stocks may decline significantly.

[ ] Stocks of foreign companies carry additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE SPECIAL SITUATIONS FUND?

The Special Situations Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

[ ] Are seeking significant growth of capital,

[ ] Are willing to accept a high degree of investment risk, and

[ ] Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Fund is not a complete investment program. For most investors, a complete program should include not only stock funds but also bond and money market funds. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

HOW HAS THE SPECIAL SITUATIONS FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.



--------------------------------------------------------------------------------

                            SPECIAL SITUATIONS FUND

               The bar chart contains the following plot points:

1992    1993    1994    1995    1996    1997    1998   1999   2000     2001
17.26%  20.52%  -3.66%  23.92%  11.56%  16.15%  1.53%  27.45% -0.73%  -22.37%

During the periods shown, the highest quarterly return was 26.30% (for the quarter ended December 31, 1998) and the lowest quarterly return was -27.55% (for the quarter ended March 31, 2001). Special Situations Fund's year-to-date return as of September 30, 2002 was -27.78%.
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.

After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS


(FOR THE PERIODS ENDED DECEMBER 31, 2001)

---------------------------------------------------------------------------------------
                                                            CLASS A         CLASS B
                                                             SHARES          SHARES
                                    1 YEAR     5 YEARS     (10 YEARS)   (LIFE OF CLASS*)

CLASS A SHARES
---------------------------------------------------------------------------------------
Return Before Taxes                -26.84%      1.77%        7.47%            N/A
Return After Taxes on
Distributions                      -26.84%      0.26%        5.89%            N/A
Return After Taxes on
Distributions and Sale of Fund
Shares                             -21.47%      1.35%        5.84%            N/A
---------------------------------------------------------------------------------------
CLASS B SHARES
---------------------------------------------------------------------------------------
Return Before Taxes                -26.00%      1.89%         N/A            6.28%

INDEX

Russell 2000 Growth Index
(reflects no deduction for
fees, expenses or taxes)            2.60%       7.55%        10.85%         11.55%
---------------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURNS SHOWN FOR THE RUSSELL 2000 GROWTH INDEX ARE FOR THE PERIOD 1/12/95 TO 12/31/01.

WHAT ARE THE FEES AND EXPENSES OF THE SPECIAL SITUATIONS FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(fees paid directly from your investment)   Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*             4.00%**
--------------------------------------------------------------------------------
*A CDSC of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
**4.00% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after eight years.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
                                                   Total
                                                  Annual
                         Distribution              Fund
             Management  and Service     Other   Operating    Fee        Net
               Fees        (12b-1)     Expenses  Expenses    Waiver    Expenses
               (1)          Fees          (2)       (2)       (1)         (2)

Class A        1.00%       0.30%         0.63%     1.93%      0.25%      1.68%
Shares
Class B        1.00%       1.00%         0.63%     2.63%      0.25%      2.38%
Shares
--------------------------------------------------------------------------------

(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2002, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES("BOARD") TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2003. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                      ONE YEAR     THREE YEARS    FIVE YEARS   TEN YEARS
--------------------------------------------------------------------------------

If you redeem your shares:
Class A shares         $736         $1,123          $1,535      $2,680
Class B shares         $641         $1,094          $1,573      $2,775*

If you do not redeem your shares:
Class A shares         $736         $1,123          $1,535      $2,680
Class B shares         $241           $794          $1,373      $2,775*
--------------------------------------------------------------------------------

*Assumes conversion to Class A shares eight years after purchase.

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE SPECIAL SITUATIONS FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund seeks to invest in common stocks of companies that are in the early stages of their development, have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation or new technology, or are experiencing some other "special situation" that makes their stocks have attractive growth potential. Although a significant portion of the Fund's assets will normally be invested in stocks of companies with small market caps, the Fund may invest in stocks of companies with mid or large market caps.

The Fund defines small-cap stocks as those that are treated as small-cap by Lipper, Inc. ("Lipper") in classifying mutual funds. As of September 30, 2002, the Lipper small-cap ceiling was $1.9 billion. The market capitalizations of companies considered by the Fund to be small-cap will change with market conditions. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

In selecting stocks, the Fund relies on fundamental research. It screens potential investments to identify those that meet the Fund's definition of small-cap stocks and have attractive growth prospects due to some special situation. It analyzes these stocks, looking for companies that have one or more of the following characteristics: improving business fundamentals, strong market shares for their products or services and strong management. The Fund may emphasize certain industry sectors based on economic and market conditions.

The Fund may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small-cap stock, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objective. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Special Situations Fund:

Market Risk:

Because the Fund primarily invests in common stocks, an investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets and periods when stock prices generally go down, referred to as "bear" markets.

Small-Cap Risk:

The market risk associated with small-cap stocks is greater than that associated with larger-cap stocks. Small-cap stocks tend to experience sharper price fluctuations than larger-cap stocks, particularly during bear markets. Small-cap companies are often in the early stages of their development and dependent on a small number of products or services. These companies are also likely to have limited financial resources, a small, inexperienced management group, and an uncertain outlook.

Stocks of small-cap companies often are not as broadly traded as those of larger-cap companies and are often subject to wider price fluctuations. As a result, at times it may be difficult for the Fund to sell these securities at a reasonable price.

Growth Stock Risk:

The Fund's focus on growth stocks increases the potential volatility of its share price. Growth stocks are stocks of companies which are expected to increase their revenues or earnings at above average rates. If expectations are not met, the prices of these stocks may decline significantly.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

WHO MANAGES THE SPECIAL SITUATIONS FUND?

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of September 30, 2002, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5 billion. FIMCO supervises all aspects of the Fund's operations. For the fiscal year ended September 30, 2002, FIMCO received advisory fees of 0.75% of the Fund's average daily net assets, net of any waiver.

Allen Klee, who joined FIMCO in 2001, serves as the Portfolio Manager of the Special Situations Fund. He is also Co-Portfolio Manager of the Mid-Cap Opportunity Fund and Portfolio Manager of the First Investors Life Series Discovery Fund. Previously, Mr. Klee was employed by Guardian Life Insurance Company of America for approximately eight years. During that time period, Mr. Klee held several positions including Co-Portfolio Manager of Equities (1999-2001), Equity and Convertible Analyst (1998-1999) and Fixed Income Credit Analyst (1993-1998).

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The Fund's assets are generally valued on the basis of market quotations, last sale prices or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund. Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent payments can be made in any amount. We have lower initial investment requirements for certain types of retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices prior to the close of our business, which generally occurs at 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next Business Day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares. As described in the Shareholder Manual, sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us which Class of shares you want, we will purchase Class A shares for you.

--------------------------------------------------------------------------------
                                 CLASS A SHARES

Class A shares of the Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

YOUR INVESTMENT       SALES CHARGE AS A PERCENTAGE        SALES CHARGE AS A
                           OF OFFERING PRICE           PERCENTAGE OF NET AMOUNT
                                                               INVESTED
--------------------------------------------------------------------------------
Less than $100,000               5.75%                          6.10%
--------------------------------------------------------------------------------
$100,000-$249,999                4.50                           4.71
--------------------------------------------------------------------------------
$250,000-$499,999                3.50                           3.63
--------------------------------------------------------------------------------
$500,000-$999,999                2.50                           2.56
--------------------------------------------------------------------------------
$1,000,000 or more                  0*                             0*
--------------------------------------------------------------------------------

*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.

--------------------------------------------------------------------------------
                                 CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                        CSDC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                               OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                                 4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                                 3
--------------------------------------------------------------------------------
In the 5th year                                            2
--------------------------------------------------------------------------------
In the 6th year                                            1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                           0
--------------------------------------------------------------------------------

* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, N.J. 07095-1198.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order, as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

The Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved and the background of the shareholder or dealer involved. The Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income, the Fund will declare and pay a dividend from net investment income on an annual basis. Any net realized capital gains will be declared and distributed on an annual basis, usually after the end of the Fund's fiscal year. The Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If the Fund is unable to obtain a current address for you, it will reinvest your dividends and distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual.

A dividend or distribution paid on a class of shares will be paid in additional shares of the distributing class if it is under $10 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account or other tax-deferred account. Dividends and distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
PER SHARE DATA

            NET ASSET   INCOME FROM                                   LESS DISTRIBUTIONS
            VALUE AT    INVESTMENT OPERATIONS                         FROM
            BEGINNING
            OF PERIOD   Net           Net Realized     Total from     Net         Net Realized   Total
                        Investment    and              Investment     Investment  Gain           Distributions
                        Income        Unrealized       Operations     Income
                        (Loss)        Gain (Loss)
                                      on Investments

--------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------
1997(h)      $20.73      $(.09)           $3.44           $3.35         $--          $1.90           $1.90
1998(a)       22.18       (.05)           (4.30)          (4.35)         --             --              --
1999(f)       17.83       (.22)            5.79            5.57          --             --              --
2000(f)       23.40       (.18)            9.81            9.63          --            1.21           1.21
2001(f)       31.82       (.18)          (11.59)         (11.77)         --            4.89           4.89
2002(f)       15.16       (.19)           (2.31)          (2.50)         --              --             --

--------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------
1997(h)      $20.45      $(.15)           $3.29           $3.14         $--           $1.90          $1.90
1998(a)       21.69       (.13)           (4.22)          (4.35)         --              --             --
1999(f)       17.34       (.36)            5.64            5.28          --              --             --
2000(f)       22.62       (.33)            9.38            9.05          --            1.21           1.21
2001(f)       30.46       (.29)          (11.00)         (11.29)         --            4.89           4.89
2002(f)       14.28       (.29)           (2.15)          (2.44)         --              --             --
--------------------------------------------------------------------------------------------------------------

+       ANNUALIZED.
++      NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*       CALCULATED WITHOUT SALES CHARGES.
(a)     FOR THE PERIOD JANUARY 1, 1998 TO SEPTEMBER 30, 1998.
(f)     FOR THE FISCAL YEAR ENDED SEPTEMBER 30.
(h)     FOR THE FISCAL YEAR ENDED DECEMBER 31.


--------------------------------------------------------------------------------------------------
                TOTAL       RATIOS/SUPPLEMENTAL
                RETURN      DATA

 NET            TOTAL       NET          RATIO TO AVERAGE       RATIO TO AVERAGE       PORTFOLIO
 ASSET          RETURN*     ASSETS AT    NET ASSETT++           NET ASSETS             TURNOVER
 VALUE AT       (%)         END OF                              BEFORE EXPENSES        RATE (%)
 END OF                     PERIOD       Expenses   Net         WAIVED OR
 PERIOD                     (IN          (%)        Investment  ASSUMED
                            MILLIONS)               Income
                                                    (Loss)(%)   Expenses  Net
                                                                (%)       Investment
                                                                          Income
                                                                          (Loss)(%)

--------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------
 $22.18          16.15      $194         1.53        (.45)      1.78       (.70)        84
  17.83         (19.61)      160         1.53+       (.32)+     1.75+      (.54)+       70
  23.40          31.24       186         1.53        (.97)      1.76      (1.20)       132
  31.82          43.07       276         1.41        (.68)      1.60       (.87)       161
  15.16         (42.86)      164         1.54        (.94)      1.75      (1.15)       183
  12.66         (16.49)      138         1.69       (1.24)      1.93      (1.48)       153

--------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------
 $21.69          15.34      $17          2.23       (1.15)      2.48      (1.40)        84
  17.34         (20.06)      15          2.23+      (1.02)+     2.45+     (1.24)+       70
  22.62          30.45       20          2.23       (1.67)      2.46      (1.90)       132
  30.46          41.94       34          2.11       (1.38)      2.30      (1.57)       161
  14.28         (43.26)      21          2.24       (1.64)      2.45      (1.85)       183
  11.84         (17.09)      18          2.39       (1.94)      2.63      (2.18)       153
--------------------------------------------------------------------------------------------------


[LOGO] FIRST INVESTORS

SPECIAL SITUATIONS FUND


For more information about the Fund, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

These Reports include holdings of the Fund as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.


Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

To obtain free copies of Reports, the SAI and the Shareholder Manual, or to request other information, contact the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE: 1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including reports, the Shareholder Manual and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.



(Investment Company Act File No.: 811-5690)

[LOGO] FIRST INVESTORS



--------------------------------------------------------------------------------
                                TOTAL RETURN FUND
--------------------------------------------------------------------------------


     ----------------------------------------------------------------------
     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
     ----------------------------------------------------------------------


     THE DATE OF THIS

     ----------------------------------------------------------------------
                               P R O S P E C T U S
     ----------------------------------------------------------------------
                                                       IS DECEMBER 31, 2002

                                  [BLANK PAGE]

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

OVERVIEW OF THE FUND

What is the Total Return Fund?.............................................  4
     Objective.............................................................  4
     Principal Investment Strategies.......................................  4
     Principal Risks.......................................................  4
Who should consider buying the Total Return Fund?..........................  4
How has the Total Return Fund performed?...................................  5
What are the fees and expenses of the Total Return Fund?...................  7

THE FUND IN DETAIL

What are the Total Return Fund's objective, principal
investment strategies and principal risks?.................................  9
Who manages the Total Return Fund?......................................... 10

BUYING AND SELLING SHARES

How and when does the Fund price its shares?............................... 11
How do I buy shares?....................................................... 11
Which class of shares is best for me?...................................... 12
How do I sell shares?...................................................... 14
Can I exchange my shares for the shares of other First Investors Funds?.... 14

ACCOUNT POLICIES

What about dividends and capital gain distributions?....................... 15
What about taxes?.......................................................... 15
How do I obtain a complete explanation of all account privileges and policies?.................................................................. 16

FINANCIAL HIGHLIGHTS ...................................................... 17

--------------------------------------------------------------------------------
OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

WHAT IS THE TOTAL RETURN FUND?

Objective:

The Fund seeks high, long-term total investment return consistent with moderate investment risk.

Principal Investment Strategies:

The Fund allocates its assets among stocks, bonds and money market instruments based upon its views on market conditions, the relative values of these asset classes and economic trends. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its assets in stocks and at least 25% in bonds, cash and cash equivalents. On a regular basis, the Fund reviews and determines whether to adjust the asset allocations. Once the target allocation for stocks has been set, the Fund uses fundamental research and analysis to determine which particular stocks to purchase or sell. Once the target allocation for bonds has been set, the Fund decides how to invest the assets allocated to bonds by first considering the outlook for the economy and interest rates, and thereafter, the financial strength of particular issuers. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

Principal Risks:

While a diversified portfolio of stocks, bonds and money market instruments is generally regarded as having less risk than a portfolio invested exclusively in stocks, it is nevertheless subject to market risk. Both stocks and bonds fluctuate not only as a result of company-specific developments but also with market conditions, economic cycles and interest rates. There are times when the value of bonds and stocks may decline simultaneously, such as when interest rates rise. The Fund may allocate assets to investment classes that underperform other classes.

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE TOTAL RETURN FUND?

The Total Return Fund may be used as a core holding of an investment portfolio. While every investor should consider an asset allocation strategy that meets his or her own needs, the Fund can be used as a stand alone investment by an investor who does not want to make his or her own asset allocation decisions. It may be appropriate for you if you:

[ ]  Are seeking total return,
[ ]  Are willing to accept a moderate degree of investment risk, and
[ ]  Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE TOTAL RETURN FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------

                               TOTAL RETURN FUND

The bar chart contains the following plot points:

 1992    1993   1994     1995     1996    1997     1998    1999   2000    2001
-1.00%  7.18%  -3.45%   26.71%   10.62%  18.08%   16.20%  13.59%  1.59%  -10.70%

During the periods shown, the highest quarterly return was 12.99% (for the quarter ended December 31, 1999) and the lowest quarterly return was -10.56% (for the quarter ended September 30, 2001). Total Return Fund's year-to-date return as of September 30, 2002 was -15.22%.

--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.

After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2001)

----------------------------------------------------------------------------------------
                                                            CLASS A         CLASS B
                                                             SHARES          SHARES
                                    1 YEAR     5 YEARS     (10 YEARS)   (LIFE OF CLASS*)
CLASS A SHARES
----------------------------------------------------------------------------------------
RETURN BEFORE TAXES                -15.85%      5.91%        6.70%            N/A
RETURN AFTER TAXES ON
  DISTRIBUTIONS                    -16.59%      3.78%        4.38%            N/A
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           -13.04%      4.11%        4.53%            N/A
----------------------------------------------------------------------------------------
CLASS B SHARES
----------------------------------------------------------------------------------------
RETURN BEFORE TAXES                -14.90%      6.11%         N/A            9.53%

INDICES
S&P 500 INDEX (REFLECTS NO
  DEDUCTION FOR FEES, EXPENSES OR
  TAXES)                          -11.89%      10.61%       12.93%          15.04%
LEHMAN BROTHERS
GOVERNMENT/CREDIT INDEX
  (REFLECTS NO DEDUCTION FOR
  FEES, EXPENSES OR TAXES)          8.50%       7.37%        7.27%           8.33%**
----------------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE S&P
500 Index is for the period 1/12/95 to 12/31/01.
**THE RETURN SHOWN FOR THE LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX IS FOR THE
PERIOD 1/1/95 to 12/31/01.
----------------------------------------------------------------------------------------

WHAT ARE THE FEES AND EXPENSES OF THE TOTAL RETURN FUND?


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)   Class A Shares    Class B Shares
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*             4.00%**
--------------------------------------------------------------------------------

*A CDSC of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
**4.00% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after eight years.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

----------------------------------------------------------------------------------------

                                                          TOTAL
                              DISTRIBUTION               ANNUAL
                                  AND                     FUND
                  MANAGEMENT   SERVICE        OTHER     OPERATING    FEE         NET
                    FEES       (12B-1)      EXPENSES    EXPENSES    WAIVER     EXPENSES
                     (1)        FEES          (2)         (2)        (1)         (2)
----------------------------------------------------------------------------------------
CLASS A SHARES      1.00%       0.30%        0.42%       1.72%      0.25%       1.47%
CLASS B SHARES      1.00%       1.00%        0.42%       2.42%      0.25%       2.17%
----------------------------------------------------------------------------------------

(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2002, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2003. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                        ONE YEAR     THREE YEARS      FIVE YEARS       TEN YEARS
--------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES:
CLASS A SHARES            $716          $1,063          $1,433          $2,469
CLASS B SHARES            $620          $1,031          $1,468          $2,564*
IF YOU DO NOT REDEEM YOUR SHARES:
CLASS A SHARES            $716          $1,063          $1,433          $2,469
CLASS B SHARES            $220            $731          $1,268          $2,564*
--------------------------------------------------------------------------------
*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE TOTAL RETURN FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks high, long-term total investment return consistent with moderate investment risk.

Principal Investment Strategies:

The Fund allocates its assets among stocks, bonds and money market instruments. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its assets in stocks and at least 25% in bonds, cash and cash equivalents. On a regular basis, the Fund reviews and determines whether to adjust its asset allocations based upon its views on market conditions, the relative values of the asset classes and economic trends.

Once the asset allocation for stocks has been set, the Fund uses fundamental research and analysis to determine which particular stocks to purchase or sell. In selecting stocks, the Fund considers, among other things, the issuer's financial strength, management, earnings growth potential and history (if any) of paying dividends.

Once the target allocation for bonds has been set, the Fund determines how this percentage should be allocated among different types of bonds. Depending upon the outlook for the economy and interest rates, the Fund may decide to invest in U.S. Government securities, mortgaged-backed securities, corporate bonds or a combination of different types of bonds. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objective. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Total Return Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Similarly, bond prices fluctuate in value with changes in interest rates, the economy and in the case of corporate bonds, the financial conditions of companies that issue them. In general, bonds decline in value when interest rates rise. While stocks and bonds may react differently to economic events, there are times when stocks and bonds both may decline in value simultaneously.

Asset Allocation Risk:

The Fund may allocate assets to investment classes that underperform other classes. For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.

Interest Rate Risk:

The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities and durations generally offer higher yields than bonds with shorter maturities and durations.

Because the Fund invests in mortgage-backed securities, it is subject to prepayment and extension risk. When interest rates decline, homeowners tend to refinance their mortgages. When this occurs, investors in mortgage-backed securities not only lose the benefit of the higher-yielding underlying mortgages that are being prepaid but they also must reinvest the proceeds at lower interest rates. This could cause a decrease in the Fund's income and share price. Extension risk is the flip-side of prepayment risk. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This will increase both the Fund's sensitivity to rising interest rates and its potential for price declines.

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds, but the lowest rating category of investment grade bonds may have speculative characteristics as well. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payments of principal and interest.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

WHO MANAGES THE TOTAL RETURN FUND?

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of September 30, 2002, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5 billion. FIMCO supervises all aspects of the Fund's operations. For the fiscal year ended September 30, 2002, FIMCO received advisory fees of 0.75% of the Fund's average daily net assets, net of any waiver.

The Total Return Fund is managed by a team of portfolio managers.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The Fund's assets are generally valued on the basis of market quotations, last sale prices or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund. Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

You may buy shares of the Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent payments can be made in any amount. We have lower initial investment requirements for certain types of retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices prior to the close of our business, which generally occurs at 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next Business Day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares. As described in the Shareholder Manual, sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us which Class of shares you want, we will purchase Class A shares for you.

--------------------------------------------------------------------------------
                                  CLASS A SHARES

Class A shares of the Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

YOUR INVESTMENT    SALES CHARGE AS A PERCENTAGE    SALES CHARGE AS A PERCENTAGE
                     OF OFFERING PRICE             OF NET AMOUNT INVESTED

Less than $100,000       5.75%                               6.10%
--------------------------------------------------------------------------------
$100,000-$249,999        4.50                                4.71
--------------------------------------------------------------------------------
$250,000-$499,999        3.50                                3.63
--------------------------------------------------------------------------------
$500,000-$999,999        2.50                                2.56
--------------------------------------------------------------------------------
$1,000,000 or more          0*                                  0*
--------------------------------------------------------------------------------

*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.

--------------------------------------------------------------------------------
                                  CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                        CSDC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                               OR NAV AT REDEMPTION

Within the 1st or 2nd year                                 4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                                 3
--------------------------------------------------------------------------------
In the 5th year                                            2
--------------------------------------------------------------------------------
In the 6th year                                            1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                           0
--------------------------------------------------------------------------------

* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, N.J. 07095-1198.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order, as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

The Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved and the background of the shareholder or dealer involved. The Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income, the Fund will declare and pay a dividend from net investment income on a quarterly basis. Any net realized capital gains will be declared and distributed on an annual basis, usually after the end of the Fund's fiscal year. The Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If the Fund is unable to obtain a current address for you, it will reinvest your dividends and distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual.

A dividend or distribution paid on a class of shares will be paid in additional shares of the distributing class if it is under $10 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account or other tax-deferred account. Dividends and distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Fund offers a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of the Fund for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
TOTAL RETURN FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
PER SHARE DATA

              NET ASSET   INCOME FROM                                      LESS DISTRIBUTIONS
              VALUE AT    INVESTMENT OPERATIONS                            FROM
              BEGINNING
              OF PERIOD   Net         Net Realized        Total from       Net          Net Realized    Total
                          Investment  and                 Investment       Investment   Gain            Distributions
                          Income      Unrealized          Operations       Income
                          (Loss)      Gain (Loss)
                                      on Investments

-----------------------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------------------
1997(h)       $12.80        $.26          $2.04               $2.30            $.28           $1.08         $1.36
1998(a)        13.74         .23            .43                 .66             .13              --           .13
1999(f)        14.27         .29           1.26                1.55             .30            1.18          1.48
2000(f)        14.34         .31           2.29                2.60             .27             .40           .67
2001(f)        16.27         .26          (2.86)              (2.60)            .32            1.07          1.39
2002(f)**      12.28         .22          (1.59)              (1.37)            .32              --           .32

-----------------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------------
1997(h)       $12.72        $.21          $1.97               $2.18            $.19           $1.08         $1.27
1998(a)        13.63         .17            .41                 .58             .08              --           .08
1999(f)        14.13         .21           1.22                1.43             .21            1.18          1.39
2000(f)        14.17         .21           2.24                2.45             .17             .40           .57
2001(f)        16.05         .18          (2.84)              (2.66)            .21            1.07          1.28
2002(f)**      12.11         .15          (1.59)              (1.44)            .21              --           .21
-----------------------------------------------------------------------------------------------------------------

+     ANNUALIZED.
++    NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*     CALCULATED WITHOUT SALES CHARGES.
** PRIOR TO OCTOBER 1, 2001, THE TOTAL RETURN FUND DID NOT AMORTIZE PREMIUMS ON DEBT SECURITIES. THE PER SHARE DATA AND RATIOS PRIOR TO OCTOBER 1, 2001 HAVE NOT BEEN RESTATED. THE CUMULATIVE EFFECT OF THIS ACCOUNTING CHANGE HAD NO IMPACT ON TOTAL NET ASSETS OF THE FUND.
(a)   FOR THE PERIOD JANUARY 1, 1998 TO SEPTEMBER 30, 1998.
(f)   FOR THE FISCAL  YEAR ENDED SEPTEMBER 30.
(h)   FOR THE FISCAL  YEAR ENDED DECEMBER 31.

----------------------------------------------------------------------------------------------------

              TOTAL       RATIOS/SUPPLEMENTAL DATA
              RETURN

    NET       TOTAL       NET         RATIO TO AVERAGE          RATIO TO AVERAGE          PORTFOLIO
    ASSET     RETURN*     ASSETS AT   NET ASSETS++              NET ASSETS                TURNOVER
    VALUE AT    (%)       END OF                                BEFORE EXPENSES           RATE (%)
    END OF                PERIOD      Expenses    Net           WAIVED OR ASSUMED
    PERIOD                 (IN        (%)         Investment
                          MILLIONS)               Income        Expenses      Net
                                                  (Loss)(%)     (%)           Investment
                                                                              Income
                                                                              (Loss)(%)

----------------------------------------------------------------------------------------------------
 CLASS A
----------------------------------------------------------------------------------------------------
      $13.74    18.08      $67         1.49         1.94          1.74           1.69         149
       14.27     4.76       73         1.42+        2.15+         1.65+          1.92+        111
       14.34    11.50       92         1.40         2.08          1.63           1.85         127
       16.27    18.67      120         1.33         2.00          1.58           1.75         118
       12.28   (17.31)     121         1.37         2.02          1.62           1.77         130
       10.59   (11.44)     129         1.47         1.91          1.72           1.66         185
----------------------------------------------------------------------------------------------------
 CLASS B
----------------------------------------------------------------------------------------------------
      $13.63    17.24       $3         2.19         1.24         2.44              .99        149
       14.13     4.25        4         2.12+        1.45+        2.35+            1.22+       111
       14.17    10.72        9         2.10         1.38         2.33             1.15        127
       16.05    17.79       16         2.03         1.30          2.28            1.05        118
       12.11   (17.82)      19         2.07         1.32          2.32            1.07        130
       10.46   (12.09)      22         2.17         1.21          2.42             .96        185

----------------------------------------------------------------------------------------------------

[LOGO] FIRST INVESTORS


TOTAL RETURN FUND

For more information about the Fund, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

These Reports include the holdings of the Fund as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

To obtain free copies of Reports, the SAI and the Shareholder Manual, or to request other information, contact the Fund at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including reports, the Shareholder Manual and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(Investment Company Act File No.: 811-5690)